Financial instruments by category (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Instruments by category
Financial assets	¥ 92,996,175	¥ 83,047,834	¥ 83,613,004
Financial liabilities	47,505,025	39,620,839	39,065,281
Financial liabilities measured at FVTPL
Instruments by category
Financial liabilities	11,830,165	11,425,333	14,052,642
Financial liabilities measured at FVTPL | Other non-current liabilities
Instruments by category
Financial liabilities		36,632	173,526
Financial liabilities measured at FVTPL | Preferred shares issued by subsidiaries
Instruments by category
Financial liabilities	10,678,693	10,961,493	13,846,145
Financial liabilities measured at FVTPL | Accrued expenses and other current liabilities
Instruments by category
Financial liabilities	1,151,472	427,208	32,971
Financial liabilities measured at amortized cost
Instruments by category
Financial liabilities	35,674,860	28,195,506	25,012,639
Financial liabilities measured at amortized cost | Borrowings
Instruments by category
Financial liabilities	12,584,483	11,483,408	8,741,611
Financial liabilities measured at amortized cost | Lease liabilities
Instruments by category
Financial liabilities	1,180,413	1,174,249	1,128,473
Financial liabilities measured at amortized cost | Other non-current liabilities
Instruments by category
Financial liabilities	57,832	67,434	87,688
Financial liabilities measured at amortized cost | Accounts and notes payable
Instruments by category
Financial liabilities	4,936,984	4,477,990	4,594,287
Financial liabilities measured at amortized cost | Accrued expenses and other current liabilities
Instruments by category
Financial liabilities	16,915,148	10,992,425	10,460,580
Financial assets measured at FVTPL
Instruments by category
Financial assets	13,292,887	11,773,399	6,641,629
Financial assets measured at FVTPL | Other non-current assets
Instruments by category
Financial assets	2,632	4,605	10,811
Financial assets measured at FVTPL | Long-term and short-term treasury investments
Instruments by category
Financial assets	7,594,780	8,039,752	3,250,041
Financial assets measured at FVTPL | Other financial investments
Instruments by category
Financial assets	5,489,233	3,602,059	2,886,719
Financial assets measured at FVTPL | Prepayments, receivables and other current assets
Instruments by category
Financial assets	206,242	126,983	494,058
Financial assets measured at FVOCI
Instruments by category
Financial assets	12,090,868	7,170,428	10,309,545
Financial assets measured at FVOCI | Other non-current assets
Instruments by category
Financial assets	547,330
Financial assets measured at FVOCI | Long-term and short-term treasury investments
Instruments by category
Financial assets	99,357	9,769	8,770
Financial assets measured at FVOCI | Other financial investments
Instruments by category
Financial assets	5,589,169	5,624,762	9,624,566
Financial assets measured at FVOCI | Prepayments, receivables and other current assets
Instruments by category
Financial assets	5,855,012	1,535,897	676,209
Financial assets measured at amortized cost
Instruments by category
Financial assets	67,612,420	64,104,007	66,661,830
Financial assets measured at amortized cost | Restricted cash
Instruments by category
Financial assets	3,697,626	1,743,045	1,159,979
Financial assets measured at amortized cost | Other non-current assets
Instruments by category
Financial assets	923,024	2,304,890	432,179
Financial assets measured at amortized cost | Long-term and short-term treasury investments
Instruments by category
Financial assets	24,204,591	32,979,473	23,876,171
Financial assets measured at amortized cost | Accounts receivable
Instruments by category
Financial assets	4,648,583	3,492,919	3,434,615
Financial assets measured at amortized cost | Prepayments, receivables and other current assets
Instruments by category
Financial assets	10,330,564	11,028,837	10,450,788
Financial assets measured at amortized cost | Cash and cash equivalents
Instruments by category
Financial assets	¥ 23,808,032	¥ 12,554,843	¥ 27,308,098